Statements of Consolidated Cash Flows - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Operating Activities
Net income	$ 688.7	$ 344.9	$ 565.2
Adjustments to reconcile net income to net cash provided by operations:
Depreciation	221.7	157.5	157.5
Amortization	208.4	110.9	98.9
Share-based compensation expense	34.6	23.5	22.9
Gain on divestiture	(25.3)	0.0	0.0
Loss on disposal of assets – net	5.6	6.0	3.0
Gain on sale of marketable securities	0.0	0.0	(3.7)
Deferred income tax (benefit) expense	(95.2)	7.7	(8.0)
Other noncash adjustments	(2.2)	(12.0)	(0.2)
Make-whole payments included in financing activities	0.0	163.3	0.0
Defined benefit pension contributions	(8.6)	(15.7)	(9.4)
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	(21.9)	21.8	6.1
Inventories	240.1	25.3	15.4
Other current assets	14.6	74.1	(26.9)
Accounts payable	46.1	(25.4)	3.3
Accrued liabilities	2.4	(140.3)	9.1
Proceeds from settlement of interest rate swaps – net	0.0	53.5	0.0
Income and other taxes	144.2	(41.6)	(9.5)
Other – net	5.1	(20.3)	32.3
Net Cash Provided by Operating Activities	1,458.3	733.2	856.0
Investing Activities
Businesses acquired, net of cash acquired	7.9	(1,320.5)	(101.8)
Equity investment in affiliate	(16.0)	0.0	0.0
Additions to property, plant, and equipment	(201.4)	(247.7)	(279.5)
Sales and maturities of marketable securities	0.0	0.0	10.0
Proceeds from divestiture	193.7	0.0	0.0
Proceeds from disposal of property, plant, and equipment	4.0	2.6	10.7
Other – net	33.5	(30.1)	(9.7)
Net Cash Provided by (Used for) Investing Activities	21.7	(1,595.7)	(370.3)
Financing Activities
Short-term borrowings (repayments) – net	58.0	(22.4)	248.4
Proceeds from long-term debt	0.0	5,382.5	0.0
Repayments of long-term debt, including make-whole payments	(800.0)	(4,193.9)	(50.0)
Quarterly dividends paid	(316.6)	(254.0)	(238.0)
Purchase of treasury shares	(441.1)	(24.3)	(508.5)
Other – net	3.5	(24.7)	(27.4)
Net Cash (Used for) Provided by Financing Activities	(1,496.2)	863.2	(575.5)
Effect of exchange rate changes on cash	0.4	(28.6)	(13.1)
Net decrease in cash and cash equivalents	(15.8)	(27.9)	(102.9)
Cash and cash equivalents at beginning of year	125.6	153.5	256.4
Cash and Cash Equivalents at End of Year	$ 109.8	$ 125.6	$ 153.5